Earnings/(loss) per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings/(loss) per share
Profit/(loss) for the year net of tax attributable to ordinary equity holders of the parent for basic earnings	$ 46,115	$ 7,303	$ (117,455)
Weighted average number of ordinary shares for basic earnings per share	197,396,864	197,971,371	183,521,938
Weighted average number of ordinary shares for diluted earnings per share	200,312,250	197,971,371	183,521,938
Effect of share options to be issued.	2,036,417
Effect of issue of ordinary shares related to Cubic Games Ltd put option.	878,969
Earnings per share:
Earnings/(loss) attributable to ordinary equity holders of the parent, US$ - basic	$ 0.23	$ 0.04	$ (0.64)
Earnings/(loss) attributable to ordinary equity holders of the parent, US$ - diluted	$ 0.23	$ 0.04	$ (0.64)
Number of deferred exchange shares	20,000,000